DEFERRED INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Income Taxes and Other Assets [Abstract]
Schedule of components of income tax expense (benefit) [Table Text Block]
	2020	2019	2018
Pre tax income	$2,155,241	$2,247,957	$1,306,183

Tax at the BVI rate 0%	—	—	—
Tax in Ghana at 35%	446,612	442,229	734,300
Reversal of temporary differences	(151,620)	(442,229)	(734,300)
Income tax	$294,992	$—	$—